Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2014	Sep. 30, 2013
CURRENT ASSETS:
Cash and cash equivalents	$ 360,909	$ 447,868
Accounts receivable, less reserve of $4,597 in 2014 and $4,795 in 2013	705,214	621,420
Inventories	106,241	88,866
Deferred income taxes	16,519	16,414
Prepaid expenses and other	80,912	79,538
Current assets of discontinued operations	7,206	3,705
Total current assets	1,277,001	1,257,811
INVESTMENTS	236,644	316,154
PROPERTY, PLANT AND EQUIPMENT, at cost:
Contract drilling equipment	7,191,281	6,493,606
Construction in progress	288,877	153,252
Real estate properties	64,812	63,542
Other	354,853	310,515
PROPERTY, PLANT AND EQUIPMENT, gross	7,899,823	7,020,915
Less-Accumulated depreciation	2,711,279	2,344,812
Net property, plant and equipment	5,188,544	4,676,103
NONCURRENT ASSETS:
Other assets	18,809	13,496
TOTAL ASSETS	6,720,998	6,263,564
CURRENT LIABILITIES:
Accounts payable	182,031	144,379
Accrued liabilities	282,278	189,684
Long-term debt due within one year	39,635	114,600
Current liabilities of discontinued operations	3,217	3,210
Total current liabilities	507,161	451,873
NONCURRENT LIABILITIES:
Long-term debt	39,502	79,137
Deferred income taxes	1,215,259	1,222,981
Other	64,110	65,351
Noncurrent liabilities of discontinued operations	3,989	495
Total noncurrent liabilities	1,322,860	1,367,964
SHAREHOLDERS' EQUITY:
Common stock, $.10 par value, 160,000,000 shares authorized, 110,508,605 and 108,738,577 shares issued as of September 30, 2014 and 2013, respectively, and 108,232,284 and 106,716,970 shares outstanding as of September 30, 2014 and 2013, respectively	$ 11,051	$ 10,874
Preferred stock, no par value, 1,000,000 shares authorized, no shares issued
Additional paid-in capital	$ 383,972	$ 288,758
Retained earnings	4,525,797	4,102,663
Accumulated other comprehensive income	83,126	132,530
Total shareholders' equity before treasury stock	5,003,946	4,534,825
Less treasury stock, 2,276,321 shares in 2014 and 2,021,607 shares in 2013, at cost	112,969	91,098
Total shareholders' equity	4,890,977	4,443,727
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 6,720,998	$ 6,263,564